Schedule of Investments (unaudited) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/20	$30	$30,357
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/20	1,070	1,097,013
Series A, 5.00%, 09/01/20	100	102,581
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/20	160	164,150
Auburn University RB, 5.00%, 06/01/20	20	20,324
City of Huntsville AL GO 4.00%, 09/01/20	235	239,538
Series A, 4.00%, 09/01/20	225	229,345
Series A, 5.00%, 08/01/20	40	40,905
State of Alabama GO, Series A, 5.00%, 08/01/20	985	1,007,291
University of Alabama (The) RB, Series A, 5.00%, 07/01/20	130	132,506

		3,064,010

Alaska — 0.2%
Municipality of Anchorage AK GO
Series B, 5.00%, 09/01/20	25	25,647
Series B, 5.00%, 09/01/20 (NPFGC)	130	133,363
State of Alaska GO
Series A, 4.00%, 08/01/20	370	376,139
Series A, 5.00%, 08/01/20	25	25,558
Series B, 5.00%, 08/01/20	210	214,689

		775,396

Arizona — 6.0%
Arizona Board of Regents COP
Series B, 5.00%, 06/01/20	120	121,892
Series C, 5.00%, 06/01/20	115	116,814
Arizona Department of Transportation State Highway Fund Revenue RB
3.50%, 07/01/20	450	455,355
Series A, 5.00%, 07/01/20	670	682,917
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/20	1,100	1,128,391
Arizona State University COP, 5.00%, 09/01/20	280	287,095
Arizona State University RB
Series A, 5.00%, 07/01/20	425	433,258
Series B, 5.00%, 07/01/20	500	509,715
Series C, 5.00%, 07/01/20	85	86,652
Arizona Transportation Board RB 4.00%, 07/01/20	520	527,493
5.00%, 07/01/20	480	489,279
Series A, 5.00%, 07/01/20	100	101,928
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,485	1,513,705
Series A, 5.00%, 07/01/23 (PR 07/01/20)	200	203,866
City of Chandler AZ Water & Sewer Revenue RB, 4.00%, 07/01/20	80	81,161
City of Flagstaff AZ GOL, Series B, 5.00%, 07/01/20	235	239,531
City of Mesa AZ RB, 5.00%, 07/01/20 (AGM)	25	25,466
City of Mesa AZ Utility System Revenue RB 4.00%, 07/01/20	25	25,359
5.00%, 07/01/20 (NPFGC)	75	76,446
City of Peoria AZ GOL, 4.00%, 07/15/20	100	101,559
City of Phoenix AZ GO, 4.00%, 07/01/20	1,450	1,470,967
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/20	200	202,892
City of Phoenix Civic Improvement Corp. RB 3.00%, 07/01/20	60	60,565
4.00%, 07/01/20	110	111,563

Security	Par (000)	Value

Arizona (continued)
5.00%, 07/01/20	$3,610	$3,679,322
5.25%, 07/01/20 (NPFGC)	130	132,660
Series A, 3.50%, 07/01/20	160	161,896
Series A, 5.00%, 07/01/20	440	448,461
Series B, 5.00%, 07/01/20	650	662,500
City of Scottsdale AZ GOL, 5.00%, 07/01/20	55	56,069
City of Tempe AZ GO, Series C, 5.00%, 07/01/20	40	40,775
City of Tempe AZ GOL
Series B, 4.00%, 07/01/20	160	162,314
Series B, 5.00%, 07/01/20	170	173,295
Series C, 4.00%, 07/01/20	180	182,603
City of Tucson AZ GOL, Series A, 4.00%, 07/01/20	115	116,634
County of Pima AZ RB, 5.00%, 07/01/20	415	423,022
County of Pima AZ Sewer System Revenue RB 5.00%, 07/01/20	125	127,416
5.00%, 07/01/20 (AGM)	150	152,862
5.00%, 07/01/20 (ETM) (AGM)	215	219,102
Series A, 5.00%, 07/01/20	440	448,505
Series B, 5.00%, 07/01/20	315	321,089
County of Pinal AZ RB, 5.00%, 08/01/20	25	25,558
Maricopa County Community College District GO 3.00%, 07/01/20	175	176,669
5.00%, 07/01/20	860	876,667
Series D, 4.00%, 07/01/20	570	578,242
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/20	240	244,651
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/20	165	167,386
Maricopa County Union High School District No. 210-Phoenix GO 5.00%, 07/01/20	160	163,084
5.25%, 07/01/20 (AGM)	160	163,282
Pima County Regional Transportation Authority RB, 5.00%, 06/01/20	50	50,803
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/20	755	769,632
State of Arizona COP, 5.00%, 09/01/20	370	379,424
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/20 (AGM)	80	81,534
University of Arizona (The) RB 5.00%, 08/01/20	50	51,134
Series B, 4.00%, 06/01/20	115	116,387
Series B, 5.00%, 06/01/20	100	101,615
Yavapai County Community College District GOL, 3.00%, 07/01/20	150	151,416

		20,659,878

Arkansas — 0.2%
State of Arkansas GO, 4.00%, 06/15/20	845	856,078

California — 10.1%
91 Express Lanes Toll Road RB, 5.00%, 08/15/20	95	97,395
Acalanes Union High School District GO, 4.00%, 08/01/20	50	50,900
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/20 (AGM)(a)	200	198,646
California Educational Facilities Authority RB, 5.25%, 09/01/20 (AMBAC)	85	87,448
California State Public Works Board RB 5.00%, 06/01/20	365	371,001
5.00%, 09/01/20	150	153,961
Series A, 5.00%, 06/01/20	100	101,644
Series A, 5.00%, 09/01/20	470	482,413

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 09/01/20	$465	$477,281
Series F, 5.00%, 09/01/20	155	159,094
Series G, 5.00%, 09/01/20	150	153,961
Cerritos Community College District GO, Series A, 5.00%, 08/01/20	65	66,543
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	115	117,069
Chaffey Community College District GO, Series A, 5.00%, 06/01/20	95	96,606
City & County of San Francisco CA GO 5.00%, 06/15/20	50	50,925
Series R1, 5.00%, 06/15/20	540	549,990
City of Burbank CA Electric Revenue RB, Series A, 5.00%, 06/01/20	145	147,450
City of Los Angeles CA GO
Series A, 5.00%, 09/01/20	80	82,172
Series B, 5.00%, 09/01/20	485	498,168
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/20	130	131,665
Series A, 5.00%, 06/01/20	390	396,590
City of Pasadena CA Electric Revenue RB, Series A, 4.00%, 06/01/20	105	106,345
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/20	180	184,887
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/20	25	25,508
Clovis Unified School District GO, Series A, 0.00%, 08/01/20 (NPFGC)(a)	100	99,323
Coast Community College District GO 0.00%, 08/01/20 (NPFGC)(a)	125	124,210
Series A, 5.00%, 08/01/20	60	61,428
Contra Costa Community College District GO, 5.00%, 08/01/20	50	51,187
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/20 (AGM)(a)	40	39,715
Desert Community College District GO, 5.00%, 08/01/20	25	25,594
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/20	20	20,338
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/20	150	152,535
Series B, 4.00%, 06/01/20	140	141,793
East Side Union High School District GO, 4.00%, 08/01/20	215	218,868
El Camino Community College District GO, 5.00%, 08/01/20	100	102,374
Foothill-De Anza Community College District GO 4.00%, 08/01/20	30	30,540
5.25%, 08/01/20 (NPFGC)	270	276,799
Fremont Unified School District/Alameda County CA GO, Series B, 5.00%, 08/01/20	20	20,475
Fremont Union High School District GO, Series A, 4.00%, 08/01/20	125	127,249
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/20(a)	25	24,829
Grossmont Union High School District GO, 4.00%, 08/01/20	25	25,450
Huntington Beach Union High School District GO, 5.00%, 08/01/20	130	133,086
Livermore-Amador Valley Water Management Agency RB, 5.00%, 08/01/20	75	76,781
Long Beach Community College District GO, Series B, 4.00%, 08/01/20	25	25,443
Long Beach Unified School District GO, 5.00%, 08/01/20	600	613,788

Security	Par (000)	Value

California (continued)
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/20	$275	$281,498
Series C, 5.00%, 08/01/20	65	66,536
Series F, 5.00%, 08/01/20	280	286,616
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/20	500	508,325
Series A, 5.00%, 07/01/20	555	566,117
Series B, 5.00%, 06/01/20	330	335,494
Series B, 5.00%, 07/01/20	245	249,908
Series C, 5.00%, 07/01/20	40	40,801
Los Angeles County Public Works Financing Authority RB, 5.00%, 08/01/20	270	276,315
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/20	175	177,705
Series A, 5.00%, 07/01/20	765	780,591
Series B, 5.00%, 07/01/20	10	10,204
Series C, 4.00%, 07/01/20	200	203,092
Series E, 5.00%, 07/01/20	300	306,114
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/20	495	505,113
Series B, 5.00%, 07/01/20	115	117,349
Los Angeles Unified School District/CA GO 5.00%, 07/01/20	350	356,870
Series A, 4.00%, 07/01/20	280	284,119
Series A, 5.00%, 07/01/20	1,440	1,468,267
Series A-1, 5.00%, 07/01/20	60	61,178
Series A-2, 4.00%, 07/01/20	50	50,736
Series B-1, 5.00%, 07/01/20	700	713,741
Series C, 5.00%, 07/01/20	1,070	1,091,004
Series KRY, 4.00%, 07/01/20	70	71,030
Los Gatos Union School District/CA GO, 4.00%, 08/01/20	45	45,810
Los Rios Community College District GO, 5.00%, 08/01/20	205	209,867
Marin Community College District GO, 4.00%, 08/01/20	150	152,698
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	525	535,647
Series C, 5.00%, 07/01/20	40	40,811
Series G, 5.00%, 07/01/20	165	168,346
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/20	250	256,787
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/20	100	102,715
Mount Diablo Unified School District/CA GO, Series B, 5.00%, 07/01/20	100	102,033
Newport Mesa Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	85	84,458
Oak Grove School District GO, Series B-1, 0.00%, 08/01/20(a)	75	74,479
Ohlone Community College District GO, 4.00%, 08/01/20	100	101,799
Palm Springs Unified School District GO, 5.00%, 08/01/20	40	40,950
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/20	175	178,148
Poway Unified School District GO, 5.00%, 08/01/20	110	112,611
Riverside County Flood Control & Water Conservation District RB, 5.00%, 09/01/20	75	77,036
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/20	105	106,774
Roseville Joint Union High School District GO, 4.00%, 08/01/20	100	101,799
Sacramento Municipal Utility District RB Series B, 5.00%, 08/15/20	225	230,643

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series K, 5.90%, 07/01/20 (AMBAC)	$185	$189,544
Series X, 5.00%, 08/15/20	215	220,392
Series Y, 4.00%, 08/15/20	20	20,379
Series Y, 5.00%, 08/15/20	40	41,003
San Diego Community College District GO, 5.00%, 08/01/20	215	220,104
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/20	100	102,013
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/20	75	76,759
Series A, 5.00%, 09/01/20 (ETM)	110	113,016
San Diego Unified School District/CA GO, Series R-3, 5.00%, 07/01/20	105	107,119
San Francisco Bay Area Rapid Transit District GO, Series C, 5.00%, 08/01/20	140	143,332
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 4.00%, 07/01/20	185	187,860
San Francisco Unified School District GO, Series E, 5.00%, 06/15/20	250	254,592
San Gabriel Unified School District GO, Series A, 5.00%, 08/01/20	75	76,781
San Jose Evergreen Community College District GO, Series A, 0.00%, 09/01/20 (AMBAC)(a)	210	208,333
San Jose Financing Authority RB, Series A, 5.00%, 06/01/20	120	122,028
San Mateo County Community College District GO 4.00%, 09/01/20	70	71,441
Series B, 0.00%, 09/01/20 (NPFGC)(a)	415	412,000
San Mateo Joint Powers Financing Authority RB, 5.00%, 06/15/20	125	127,312
San Mateo Union High School District GO, Series A, 5.00%, 09/01/20	410	421,131
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/20	325	330,847
Santa Clara Unified School District GO, 5.00%, 07/01/20	50	51,017
Santa Monica Community College District GO, 5.00%, 08/01/20	250	255,935
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	500	497,040
Sequoia Union High School District GO, 4.00%, 07/01/20	50	50,771
Sonoma County Junior College District GO, 4.00%, 08/01/20	110	111,979
Sonoma Valley Unified School District GO, Series B, 5.00%, 08/01/20	245	250,816
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/20	75	76,901
Southern California Public Power Authority RB 4.00%, 07/01/20	135	137,080
5.00%, 07/01/20	490	499,961
Series A, 5.00%, 07/01/20	440	448,945
State of California GO 4.00%, 09/01/20	750	765,135
5.00%, 08/01/20	735	752,191
5.00%, 09/01/20	3,430	3,521,753
Series B, 5.00%, 08/01/20	2,675	2,737,568
Series B, 5.00%, 09/01/20	900	924,075
Tamalpais Union High School District GO, 5.00%, 08/01/20	30	30,712
Union Elementary School District GO, Series A, 0.00%, 09/01/20 (NPFGC)(a)	700	694,757
Ventura County Community College District GO 4.00%, 08/01/20	125	127,249
5.00%, 08/01/20	65	66,543

Security	Par (000)	Value

California (continued)
Whittier Union High School District GO, Series C, 4.00%, 08/01/20	$110	$111,979
William S Hart Union High School District GO, 4.00%, 09/01/20	100	102,058
Yosemite Community College District GO, 0.00%, 08/01/20 (AGM)(a)	165	163,901

		34,535,953

Colorado — 0.5%
City & County of Denver CO GO, Series D, 5.00%, 08/01/20, (ETM)	20	20,456
City & County of Denver Co. GO, Series B, 5.00%, 08/01/20	250	255,685
E-470 Public Highway Authority RB
Series A, 5.00%, 09/01/20	100	102,460
Series B, 0.00%, 09/01/20 (NPFGC)(a)	150	148,770
Regional Transportation District COP, Series A, 5.00%, 06/01/20	260	264,100
University of Colorado RB
Series A, 5.00%, 06/01/20	260	264,155
Series B, 5.00%, 06/01/20	505	513,070

		1,568,696

Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority RB
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	635	647,211
Series B, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	995	1,014,134
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 07/01/20	295	300,791
State of Connecticut GO 5.00%, 06/15/20	380	386,631
Series B, 5.25%, 06/01/20 (AMBAC)	510	518,649
Series C, 5.00%, 06/01/20	820	833,071
Series D, 5.00%, 06/15/20	205	208,577
Series E, 5.00%, 08/15/20	100	102,389
Series E, 5.00%, 09/01/20	200	205,120
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	455	465,028
Series A, 5.00%, 09/01/20	155	158,906
Series B, 5.00%, 09/01/20	335	343,442
Town of Darien CT GO, 4.00%, 08/01/20	40	40,699
University of Connecticut RB, Series A, 5.00%, 08/15/20	95	97,228

		5,321,876

Delaware — 1.2%
County of New Castle DE GO
Series A, 5.00%, 07/15/20	375	382,898
Series B, 5.00%, 07/15/20	130	132,738
Delaware Transportation Authority RB 5.00%, 07/01/20	655	667,694
5.00%, 09/01/20	160	164,064
Series 2014, 5.00%, 07/01/20	350	356,783
State of Delaware GO 5.00%, 07/01/20	95	96,855
Series A, 4.00%, 08/01/20	150	152,559
Series A, 5.00%, 07/01/20	100	101,953
Series B, 5.00%, 07/01/20	2,000	2,039,060

		4,094,604

District of Columbia — 0.8%
District of Columbia GO 5.00%, 06/01/20	950	965,267
Series B, 5.25%, 06/01/20 (AGM-CR, SGI)	305	310,212
Series D, 5.00%, 06/01/20	1,005	1,021,150

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series E, 5.00%, 06/01/20	$410	$416,589
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/20	100	101,918

		2,815,136

Florida — 7.3%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/20	1,000	1,019,330
County of Hillsborough FL RB, 5.00%, 08/01/20	175	178,939
County of Miami-Dade FL GO 4.00%, 07/01/20	165	167,477
5.00%, 07/01/20	130	132,506
Series A, 5.00%, 07/01/20	760	774,653
Series B, 5.00%, 07/01/20	205	208,952
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/20	405	412,970
County of Palm Beach FL GO 5.00%, 07/01/20	110	112,132
5.00%, 08/01/20	200	204,526
County of Palm Beach FL RB 4.00%, 06/01/20	125	126,503
5.00%, 06/01/20	465	472,491
Florida Department of Environmental Protection RB 5.00%, 07/01/20	1,235	1,258,502
Series A, 5.00%, 07/01/20	355	361,756
Series B, 5.00%, 07/01/20	240	244,567
Florida Department of Management Services RB, 5.00%, 09/01/20	100	102,594
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/20	370	377,811
Hillsborough County School Board COP, Series A, 5.00%, 07/01/20	305	310,835
Jacksonville Transportation Authority RB, 5.00%, 08/01/20	250	255,627
Lee County School Board (The) COP, 5.00%, 08/01/20	80	81,786
Leon County School District RB, 5.00%, 09/01/20	325	333,300
Miami-Dade County Expressway Authority RB, Series A, 5.00%, 07/01/20	545	554,962
Orange County School Board COP, Series D, 5.00%, 08/01/20	480	490,805
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/20	335	341,358
Series B, 5.00%, 07/01/20	295	300,599
Palm Beach County School District COP
Series A, 5.00%, 08/01/20	325	332,257
Series B, 5.00%, 08/01/20	265	270,917
Series C, 5.00%, 08/01/20	210	214,689
Series D, 5.00%, 08/01/20	140	143,126
Pasco County School Board COP 5.00%, 08/01/20	200	204,408
Series A, 5.00%, 08/01/20	75	76,653
Reedy Creek Improvement District GOL 5.00%, 06/01/20	175	177,782
Series A, 5.00%, 06/01/20	865	878,753
Series B, 4.00%, 06/01/20	200	202,362
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	525	535,044
Series B, 5.00%, 07/01/20	460	468,800
Seminole County School Board COP, Series A, 5.00%, 07/01/20	50	50,957
St. Johns County School Board COP, 5.00%, 07/01/20	45	45,861
State of Florida Department of Transportation RB, 5.00%, 07/01/20	60	61,166

Security	Par (000)	Value

Florida (continued)
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/20	$50	$50,962
Series A, 5.00%, 07/01/20	2,275	2,318,748
Series B, 5.00%, 07/01/20	470	479,038
Series C, 5.00%, 07/01/20	175	178,365
State of Florida GO 5.00%, 06/01/20	385	391,283
5.00%, 07/01/20	1,090	1,111,015
Series A, 5.00%, 06/01/20	1,520	1,544,807
Series A, 5.00%, 07/01/20	30	30,578
Series B, 4.00%, 07/01/20	175	177,513
Series B, 5.00%, 06/01/20	3,135	3,186,164
Series D, 5.00%, 06/01/20	530	538,650
Series H, 5.00%, 06/01/20	80	81,306
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/20	835	851,266
Series E, 5.00%, 07/01/20	1,075	1,095,941
Series F, 5.00%, 07/01/20	485	494,448
Volusia County School Board COP, Series B, 5.00%, 08/01/20	85	86,898

		25,104,738

Georgia — 2.5%
Georgia State Road & Tollway Authority RB, Series B, 5.00%, 06/01/20	120	121,913
Gwinnett County School District GO, 5.00%, 08/01/20	1,020	1,043,144
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/20	325	332,355
Henry County School District GO, 5.00%, 08/01/20 (SAW)	35	35,790
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/20	350	356,783
Series A, 5.00%, 07/01/20 (NPFGC)	265	270,136
State of Georgia GO 5.00%, 07/01/20	600	611,718
Series A, 5.00%, 07/01/20	1,900	1,937,107
Series E-1, 4.00%, 07/01/20	640	649,350
Series E-2, 5.00%, 09/01/20	920	943,994
Series I, 4.00%, 07/01/20	235	238,433
Series I, 5.00%, 07/01/20	1,880	1,916,716

		8,457,439

Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB, 3.00%, 07/01/20	190	191,832
City & County of Honolulu HI GO 5.00%, 09/01/20	85	87,222
Series A, 4.00%, 08/01/20	175	177,996
Series A, 4.00%, 08/01/20 (ETM)	30	30,501
Series B, 5.00%, 08/01/20	2,105	2,153,120
City & County of Honolulu HI Wastewater System Revenue RB, Series 2012B, 5.00%, 07/01/20	1,290	1,315,129
County of Hawaii HI GO, Series C, 5.00%, 09/01/20	15	15,390
County of Maui HI GO, 5.00%, 09/01/20	210	215,489
State of Hawaii Airports System Revenue RB, 5.25%, 07/01/20	200	204,122
State of Hawaii GO
Series EH, 5.00%, 08/01/20	790	808,060
Series EO, 4.00%, 08/01/20	670	681,471
Series EO, 5.00%, 08/01/20	440	450,058
Series EP, 5.00%, 08/01/20	340	347,772

		6,678,162

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho — 0.1%
Canyon County School District No. 131 Nampa GO, 4.00%, 08/15/20 (GTD)	$115	$117,057
Idaho Housing & Finance Association RB, 5.00%, 07/15/20	210	214,253

		331,310

Illinois — 0.8%
Chicago Transit Authority RB, 5.00%, 06/01/20	200	202,830
Regional Transportation Authority RB
Series A, 5.50%, 07/01/20 (NPFGC)	40	40,839
Series A, 6.00%, 07/01/20 (NPFGC)	60	61,406
State of Illinois GO 4.00%, 09/01/20	175	177,737
5.00%, 07/01/20	775	787,888
5.00%, 08/01/20	195	198,785
5.00%, 08/01/20 (AGM)	50	51,041
State of Illinois RB 4.00%, 06/15/20	235	237,336
5.00%, 06/15/20	945	958,608
Second Series, 5.75%, 06/15/20 (NPFGC)	160	162,840

		2,879,310

Indiana — 0.9%
Ball State University RB
Series Q, 5.00%, 07/01/20	125	127,391
Series R, 5.00%, 07/01/20	275	280,261
City of Indianapolis Department of Public Utilities Gas Utility Revenue RB, Series C, 5.25%, 06/01/20 (AGC)	105	106,777
Indiana Finance Authority RB 5.25%, 07/01/20	215	219,431
Series C, 5.00%, 07/01/20	275	280,329
Series I, 5.00%, 07/01/20	25	25,485
Indiana University RB
Series A, 5.00%, 06/01/20	440	447,088
Series U, 5.00%, 08/01/20	65	66,471
Series V-1, 5.00%, 08/01/20	45	46,018
Series W-2, 5.00%, 08/01/20	365	373,260
Indianapolis Local Public Improvement Bond Bank RB
Series D, 5.00%, 06/01/20	50	50,795
Series K, 5.00%, 06/01/20	190	192,981
Purdue University RB
Series A, 4.00%, 07/01/20	500	507,230
Series A, 5.00%, 07/01/20	220	224,264
Series AA, 4.00%, 07/01/20	50	50,723
Series Y, 5.00%, 07/01/20	130	132,519
Series Z-1, 5.00%, 07/01/20	125	127,423

		3,258,446

Iowa — 0.7%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/20	715	726,426
Iowa City Community School District RB, 5.00%, 06/01/20	75	76,171
Iowa Finance Authority RB 5.00%, 08/01/20	730	746,389
Series A, 5.00%, 08/01/20	300	306,735
State of Iowa RB 4.00%, 06/15/20	205	207,650
4.50%, 06/15/22 (PR 06/15/20)	100	101,535
5.00%, 06/15/20	235	239,091

		2,403,997

Kansas — 1.0%
City of Topeka KS GO, Series A, 5.00%, 08/15/20	50	51,201

Security	Par (000)	Value

Kansas (continued)
City of Wichita KS GO
Series 811, 5.00%, 06/01/20	$145	$147,336
Series A, 4.00%, 09/01/20	55	56,062
Johnson County Unified School District No. 232 De Soto GO
Series A, 5.00%, 09/01/20	210	215,405
Series B, 5.00%, 09/01/20	150	153,861
Johnson County Unified School District No. 233 Olathe GO, Series C, 5.00%, 09/01/20	100	102,574
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/20	25	25,639
State of Kansas Department of Transportation RB
Series A, 3.13%, 09/01/20	10	10,134
Series A, 5.00%, 09/01/20	500	512,835
Series B, 5.00%, 09/01/20	610	625,659
Series C, 5.00%, 09/01/20	1,295	1,328,243
Wyandotte County Unified School District No. 500 Kansas City GO
4.00%, 09/01/20	250	254,742
5.25%, 09/01/20 (AGM)	75	77,038

		3,560,729

Kentucky — 0.1%
Kentucky State Property & Building Commission RB 4.00%, 08/01/20	60	60,943
5.00%, 08/01/20	55	56,180
5.50%, 08/01/20 (AMBAC)	10	10,243
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/20	205	208,789

		336,155

Louisiana — 1.0%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	105	106,639
St. Tammany Parish Sales Tax District No. 3 RB, 4.00%, 06/01/20	105	106,262
State of Louisiana GO
Series A, 5.00%, 08/01/20	250	255,582
Series A, 5.00%, 09/01/20	1,000	1,025,540
Series A, 5.00%, 09/01/23 (PR 09/01/20)	1,000	1,025,740
Series A, 5.00%, 09/01/28 (PR 09/01/20)	100	102,574
Series C, 4.00%, 07/15/20	140	142,145
Series C, 5.00%, 07/15/20	430	438,867
Series C, 5.00%, 08/01/20	100	102,233
State of Louisiana RB, Series A, 5.00%, 06/15/20	255	259,381

		3,564,963

Maine — 0.2%
Maine Municipal Bond Bank RB, Series A, 5.00%, 09/01/20	85	87,108
Maine Turnpike Authority RB, 5.00%, 07/01/20	165	168,148
State of Maine GO, Series B, 4.00%, 06/01/20	410	414,875

		670,131

Maryland — 5.0%
City of Baltimore MD RB 5.00%, 07/01/20	150	152,877
Series D, 5.00%, 07/01/20	700	713,531
City of Frederick MD GO, 5.00%, 09/01/20	700	718,158
County of Baltimore MD GO 5.00%, 08/01/20	1,015	1,038,031
Series B, 5.00%, 08/01/20	125	127,836
County of Frederick MD GO 4.00%, 08/01/20	25	25,424
5.00%, 08/01/20	700	715,883
County of Montgomery MD GO 5.00%, 07/01/20	750	764,572

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 07/01/20	$1,095	$1,116,276
Series A, 5.00%, 08/01/20	200	204,538
County of Prince George’s MD GOL, Series B, 4.00%, 07/15/20	420	426,615
Maryland State Transportation Authority RB 5.00%, 07/01/20	165	168,222
Series A, 5.00%, 07/01/20	280	285,468
State of Maryland Department of Transportation RB 5.00%, 06/01/20	95	96,534
5.00%, 09/01/20	1,775	1,821,043
State of Maryland GO
Second Series E, 4.50%, 08/01/20	1,520	1,550,202
Series A, 5.00%, 08/01/20	1,330	1,360,244
Series B, 5.00%, 08/01/20	2,240	2,290,937
Series C, 5.00%, 08/01/20	1,750	1,789,795
Washington Suburban Sanitary Commission GO 5.00%, 06/01/20	1,385	1,407,424
Second Series, 5.00%, 06/01/20	350	355,667
Series A, 4.00%, 06/01/20	175	177,118

		17,306,395

Massachusetts — 5.9%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/20	1,760	1,790,870
Commonwealth of Massachusetts GOL 5.00%, 07/01/20	165	168,222
Series A, 5.25%, 08/01/20	305	312,393
Series A, 5.25%, 08/01/20 (AGM)	550	563,332
Series B, 3.00%, 08/01/20	100	101,131
Series B, 4.00%, 08/01/20	50	50,853
Series B, 4.00%, 06/01/28 (PR 06/01/20)	350	354,266
Series B, 5.00%, 08/01/20	1,055	1,079,054
Series B, 5.00%, 06/01/25 (PR 06/01/20)	2,430	2,469,560
Series B, 5.00%, 08/01/25 (PR 08/01/20)	135	138,078
Series B, 5.25%, 08/01/20	895	916,695
Series B, 5.25%, 09/01/20 (AGM)	160	164,435
Series C, 5.00%, 07/01/20	40	40,781
Series C, 5.00%, 08/01/20	1,380	1,411,464
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	700	699,447
Series D, 5.50%, 08/01/20	20	20,513
Series E, 5.00%, 09/01/20	445	456,606
Massachusetts Bay Transportation Authority RB
Series A, 5.25%, 07/01/20	315	321,508
Series B, 5.25%, 07/01/20	1,915	1,954,564
Series C, 5.50%, 07/01/20	55	56,204
Massachusetts Clean Water Trust (The) RB 5.00%, 08/01/20	490	501,119
5.25%, 08/01/20	290	296,995
Series 15A, 5.00%, 08/01/20	450	460,210
Massachusetts Health & Educational Facilities Authority RB, VRDN, 1.58%, 07/01/31 (PUT 01/07/20)(b)(c)	3,100	3,100,000
Massachusetts Port Authority RB, Series C, 5.00%, 07/01/20	45	45,881
Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/20	345	351,238
Series B, 5.00%, 08/15/20	1,060	1,085,652
Series C, 5.00%, 08/15/20 (ETM)	405	414,854
Massachusetts Water Resources Authority RB
Series A, 4.00%, 08/01/20 (ETM)	35	35,597
Series J, 5.50%, 08/01/20 (AGM)	665	682,071

Security	Par (000)	Value

Massachusetts (continued)
Series J, 5.50%, 08/01/20 (ETM) (AGM)	$110	$112,818

		20,156,411

Michigan — 0.1%
Michigan State University RB, Series A, 5.00%, 08/15/20	205	209,897

Minnesota — 2.1%
Metropolitan Council GO
Series D, 5.00%, 09/01/20	125	128,251
Series E, 5.00%, 09/01/20	250	256,503
State of Minnesota GO 5.00%, 08/01/20	635	649,440
5.00%, 08/01/20 (ETM)	5	5,113
Series A, 5.00%, 08/01/20	455	465,346
Series B, 4.00%, 08/01/20	225	228,825
Series B, 5.00%, 08/01/20	1,585	1,621,043
Series D, 5.00%, 08/01/20	2,165	2,214,232
Series D, 5.00%, 08/01/20 (ETM)	10	10,225
Series E, 5.00%, 08/01/20	250	255,685
State of Minnesota RB, Series A, 5.00%, 06/01/20	485	492,813
University of Minnesota RB 4.00%, 08/01/20	170	172,860
5.00%, 08/01/20	120	122,708
Series A, 5.00%, 09/01/20	500	512,905

		7,135,949

Missouri — 0.4%
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 07/01/20	75	76,085
5.00%, 07/01/20	1,145	1,167,190

		1,243,275

Montana — 0.0%
Montana Department of Transportation RB, 3.00%, 06/01/20	20	20,145
State of Montana GO, 5.00%, 08/01/20	100	102,263

		122,408

Nebraska — 0.5%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	865	887,377
Douglas County School District No. 17/NE GO 4.00%, 06/15/20	100	101,293
Series B, 5.00%, 06/15/20	100	101,741
Nebraska Public Power District RB, 5.00%, 07/01/20	430	438,269
University of Nebraska RB, 5.00%, 07/01/20	50	50,979

		1,579,659

Nevada — 2.1%
City of Las Vegas NV GOL 5.00%, 09/01/20	50	51,287
Series A, 5.00%, 06/01/20	100	101,602
Clark County School District GOL
Series A, 5.00%, 06/15/20	420	427,270
Series B, 5.00%, 06/15/20	1,415	1,439,494
Series D, 5.00%, 06/15/20	200	203,462
Clark County Water Reclamation District GOL, 5.00%, 07/01/20	165	168,198
County of Clark Department of Aviation RB 5.00%, 07/01/20	80	81,518
Series C, 5.00%, 07/01/20	160	163,037
County of Clark NV GOL, 5.00%, 06/01/20	205	208,302

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark NV RB 5.00%, 07/01/20	$1,370	$1,396,439
Series B, 5.00%, 07/01/20	120	122,332
Las Vegas Valley Water District GOL
Series A, 4.00%, 06/01/20	160	161,923
Series A, 5.00%, 06/01/20	260	264,189
Series B, 5.00%, 06/01/20	135	137,175
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/20	405	412,687
Series B, 4.00%, 07/01/20	500	507,030
State of Nevada GOL 5.00%, 06/01/20	335	340,397
5.00%, 08/01/20	580	593,125
Series B, 5.00%, 08/01/20	30	30,679
Series C, 5.00%, 06/01/20	325	330,236
Series C, 5.00%, 08/01/20	95	97,150
Washoe County School District/NV GOL, Series F, 5.00%, 06/01/20	50	50,801

		7,288,333

New Hampshire — 0.4%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/20	165	168,156
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/20	350	358,341
Series B, 5.00%, 08/15/20	115	117,762
Series C, 5.25%, 08/15/20	185	189,727
State of New Hampshire GO
Series A, 3.50%, 07/01/20	140	141,680
Series A, 5.00%, 07/01/20	100	101,938
Series B, 5.00%, 06/01/20	235	238,786
State of New Hampshire RB, 5.00%, 09/01/20	210	215,208

		1,531,598

New Jersey — 1.9%
New Jersey Building Authority RB
Series A, 3.00%, 06/15/20	20	20,144
Series A, 3.00%, 06/15/20 (ETM)	5	5,041
Series A, 5.00%, 06/15/20	355	360,726
New Jersey Economic Development Authority RB 5.00%, 06/15/20	30	30,467
5.00%, 09/01/20	100	102,366
5.00%, 09/01/20 (ETM)	230	235,766
Series A, 5.00%, 06/15/20	250	254,032
Series DDD, 5.00%, 06/15/20	280	284,516
Series EE, 4.50%, 09/01/20	65	66,481
Series XX, 5.00%, 06/15/20	455	462,339
New Jersey Educational Facilities Authority RB 5.00%, 06/01/20	85	86,252
5.00%, 09/01/20	30	30,710
Series A, 5.00%, 07/01/20	25	25,495
New Jersey Transportation Trust Fund Authority RB
Series A, 4.00%, 06/15/20	75	75,875
Series A, 5.00%, 06/15/20	550	558,872
Series A-1, 5.00%, 06/15/20	450	457,380
Series AA, 5.00%, 06/15/20	1,155	1,173,630
Series B, 5.00%, 06/15/20	685	696,049
State of New Jersey GO 5.00%, 06/01/20	340	345,263
5.25%, 08/01/20	20	20,464
Series Q, 4.00%, 08/15/20	475	483,113

Security	Par (000)	Value

New Jersey (continued)
Series Q, 5.00%, 08/15/20	$650	$665,080

		6,440,061

New Mexico — 1.3%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/20	75	76,446
New Mexico Finance Authority RB 4.00%, 06/15/20	245	248,234
Series A, 5.00%, 06/15/20	35	35,619
Series B, 5.00%, 06/01/20	65	66,050
Series B, 5.00%, 06/15/20	1,060	1,078,741
Series D, 5.00%, 06/01/20	300	304,845
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/20	1,310	1,335,322
Series B, 4.00%, 07/01/20	1,040	1,054,934
University of New Mexico (The) RB, Series C, 5.00%, 06/01/20	115	116,833

		4,317,024

New York — 7.3%
City of New York NY GO 5.00%, 08/01/20	410	419,254
Series 1, 4.00%, 08/01/20	145	147,439
Series A, 5.00%, 08/01/20	855	874,297
Series B, 0.00%, 06/01/20(a)	70	69,656
Series B, 3.00%, 08/01/20	255	257,825
Series B, 4.00%, 08/01/20	275	279,625
Series B, 5.00%, 08/01/20	2,725	2,786,504
Series C, 3.00%, 08/01/20	25	25,277
Series C, 5.00%, 08/01/20	2,170	2,218,977
Series D, 5.00%, 08/01/20	470	480,608
Series E, 4.00%, 08/01/20	270	274,541
Series E, 5.00%, 08/01/20	500	511,285
Series F, 4.00%, 08/01/20	170	172,859
Series F, 5.00%, 08/01/20	650	664,670
Series G, 4.00%, 08/01/20	150	152,523
Series G, 5.00%, 08/01/20	770	787,379
Series H, 5.00%, 08/01/20	435	444,818
Series H-2, 5.00%, 06/01/20	230	233,696
Series I, 3.50%, 08/01/20	50	50,698
Series I, 5.00%, 08/01/20	1,125	1,150,391
Series J, 5.00%, 08/01/20	2,990	3,057,484
Series J7, 5.00%, 08/01/20	275	281,207
Series K, 5.00%, 08/01/20	325	332,335
Subseries 1, 5.00%, 08/01/20	120	122,708
Subseries 1, 5.00%, 08/01/20 (ETM)	5	5,115
Subseries I-1, 5.00%, 08/01/20	5	5,113
Subseries I-1, 5.00%, 08/01/20 (ETM)	155	158,562
County of Orange NY GOL, Series B, 4.00%, 07/01/20	35	35,531
East Islip Union Free School District GO, Series A, 5.00%, 06/15/20 (SAW)	175	178,197
Long Island Power Authority RB, 0.00%, 06/01/20 (AGM)(a)	100	99,485
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/20 (SAW)	100	101,651
Series S-1, 4.00%, 07/15/20 (ETM) (SAW)	215	218,550
Series S-1, 5.00%, 07/15/20 (SAW)	410	418,836
Series S-1, 5.00%, 07/15/20 (ETM) (SAW)	365	372,866
Series S-1A, 3.00%, 07/15/20 (ETM) (SAW)	45	45,492
Series S-1A, 5.00%, 07/15/20 (ETM) (SAW)	275	280,926
Series S-2, 4.00%, 07/15/20 (SAW)	225	228,715

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/20	$335	$342,658
Series B, 5.00%, 08/01/20	400	409,144
Series B, 5.00%, 08/01/20 (ETM)	85	86,978
New York City Water & Sewer System RB
Series D, 0.00%, 06/15/20(a)	220	218,898
Series EE, 4.00%, 06/15/20	25	25,336
Series FF, 5.00%, 06/15/20	260	264,657
Series GG, 4.00%, 06/15/20	310	314,163
Series GG, 5.00%, 06/15/20	260	264,657
New York State Dormitory Authority RB 5.00%, 07/01/20 (SAP)	510	519,884
Series A, 4.00%, 07/01/20	25	25,365
Series A, 4.13%, 07/01/20	230	233,627
Series A, 5.00%, 07/01/20	1,115	1,136,970
Series A, 5.50%, 07/01/20 (NPFGC)	195	199,278
Series C, 5.00%, 06/15/20	105	106,875
New York State Environmental Facilities Corp. RB 4.00%, 06/15/20	190	192,586
5.00%, 06/15/20	1,100	1,119,899
Series A, 3.50%, 06/15/20	110	111,251
Series A, 5.00%, 06/15/20	360	366,512
Series A, 5.00%, 08/15/20	165	169,087
Series B, 5.00%, 08/15/20	120	122,972
North Colonie Central School District GO, 4.00%, 07/15/20 (SAW)	100	101,570
Port Authority of New York & New Jersey RB 3.00%, 07/15/20	75	75,784
5.00%, 07/15/20	100	102,106
Series 180, 5.00%, 06/01/20	350	355,681
Suffolk County Water Authority RB, 5.00%, 06/01/20, (ETM)	20	20,336
Town of Hempstead NY GOL, 5.00%, 08/15/20	65	66,651

		24,898,020

North Carolina — 2.5%
City of Charlotte NC Airport Revenue RB
Series A, 5.00%, 07/01/20	270	275,246
Series C, 5.00%, 07/01/20	155	158,012
City of Charlotte NC GO 5.00%, 08/01/20	290	296,580
Series A, 5.00%, 07/01/20	615	626,949
Series C, 5.00%, 06/01/20	25	25,404
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 07/01/20	2,025	2,064,346
Series B, 5.00%, 07/01/20	90	91,749
City of Durham NC GO, 5.00%, 09/01/20	215	220,577
City of Greensboro NC Combined Water & Sewer System Revenue RB, 5.25%, 06/01/20	595	605,216
City of Raleigh NC GO, Series A, 5.00%, 09/01/20	225	230,837
City of Winston-Salem NC GO, Series 2010B, 4.00%, 06/01/20	50	50,603
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/20	50	50,808
County of Buncombe NC RB, Series A, 5.00%, 06/01/20	205	208,307
County of Forsyth NC GO, Series E, 4.00%, 07/01/20	210	213,047
County of Guilford NC GO, Series D, 5.00%, 08/01/20	300	306,807
County of Mecklenburg NC GO, Series A, 5.00%, 09/01/20	1,575	1,615,855
County of New Hanover NC GO, Series A, 5.00%, 06/01/20	25	25,404
County of Onslow NC RB, 5.00%, 06/01/20	60	60,956
County of Wake NC GO, 5.00%, 09/01/20	80	82,083

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina GO
Series 2013-D, 4.00%, 06/01/20	$585	$592,078
Series A, 5.00%, 06/01/20	50	50,810
Series B, 5.00%, 06/01/20	775	787,547

		8,639,221

Ohio — 2.7%
City of Columbus OH GO
Series 1, 4.00%, 07/01/20	585	593,459
Series 1, 5.00%, 07/01/20	325	331,298
Series A, 5.00%, 07/01/20	120	122,326
Series A, 5.00%, 08/15/20	260	266,276
City of Columbus OH GOL 4.00%, 08/15/20	225	229,052
5.00%, 08/15/20	50	51,207
Cleveland State University RB, 5.00%, 06/01/20	125	126,961
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/20	250	254,027
Miami University/Oxford OH RB, 5.00%, 09/01/20	750	769,155
Ohio State University (The) RB
Series A, 4.00%, 06/01/20	130	131,563
Series A, 5.00%, 06/01/20	185	187,980
Series B, 5.00%, 06/01/20	95	96,530
Ohio State Water Development Authority RB 5.00%, 06/01/20	335	340,437
Series A, 5.00%, 06/01/20	360	365,843
Ohio Water Development Authority RB 4.00%, 06/01/20	225	227,732
Series C, 5.00%, 06/01/20	70	71,136
Ohio Water Development Authority Water Pollution Control Loan Fund RB 5.00%, 06/01/20	100	101,623
Series 2015A, 5.00%, 06/01/20	125	127,029
State of Ohio Department of Administration COP, 5.00%, 09/01/20	120	123,089
State of Ohio GO 5.00%, 08/01/20	660	674,896
5.00%, 09/01/20	450	461,614
Series A, 5.00%, 09/01/20	925	948,874
Series B, 4.00%, 08/01/20	180	183,028
Series B, 5.00%, 08/01/20	970	991,894
Series B, 5.00%, 09/01/20	100	102,581
Series C, 5.00%, 08/01/20	1,245	1,273,099
University of Cincinnati RB
Series A, 5.00%, 06/01/20	85	86,352
Series F, 5.00%, 06/01/20	125	126,988

		9,366,049

Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/20	30	30,353
Series A, 5.00%, 06/01/20	525	533,326
Oklahoma Capitol Improvement Authority RB 4.00%, 07/01/20	200	202,842
Series A, 3.00%, 07/01/20	140	141,301
Series A, 4.00%, 07/01/20	160	162,274
Series A, 5.00%, 07/01/20	450	458,608
Series B, 3.00%, 07/01/20	100	100,929
Oklahoma City Water Utilities Trust RB, 4.00%, 07/01/20	215	218,109
Tulsa County Industrial Authority RB, 4.00%, 09/01/20	20	20,373

		1,868,115

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 1.1%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/20	$160	$162,590
Series A, 5.00%, 08/01/20	570	582,899
City of Tigard OR Water Revenue RB, 4.00%, 08/01/20	110	111,825
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/20 (GTD)	350	356,157
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 06/15/20 (GTD)	55	55,972
Metro/OR GO 5.00%, 06/01/20	530	538,538
Series A, 5.00%, 06/01/20	160	162,578
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/20	150	152,907
Portland Community College District GO, 5.00%, 06/15/20	420	427,405
State of Oregon GO
Series A, 4.00%, 08/01/20	240	244,051
Series C, 5.00%, 06/01/20	325	330,236
Series N, 5.00%, 08/01/20	35	35,792
Washington & Multnomah Counties School District No. 48J Beaverton GO
4.00%, 06/15/20 (GTD)	185	187,425
Series B, 4.00%, 06/15/20 (GTD)	175	177,294
Washington Clackamas & Yamhill Counties School District No. 88J GO, 5.00%, 06/15/20 (GTD)	235	239,101

		3,764,770

Pennsylvania — 1.8%
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 06/15/20	55	55,950
City of Philadelphia PA GO, Series A, 5.00%, 07/15/20	110	112,251
City of Philadelphia PA Water & Wastewater Revenue RB,
Series A, 5.00%, 07/01/20	150	152,892
City of Pittsburgh PA GO, Series A, 5.00%, 09/01/20	300	307,581
Commonwealth of Pennsylvania GO 5.38%, 07/01/20 (AGM)	300	306,336
First Series, 5.00%, 06/01/20	370	375,927
First Series, 5.00%, 07/01/20	1,005	1,024,376
Second Series, 5.00%, 07/01/20	1,350	1,376,028
Series T, 5.00%, 07/01/20	170	173,278
County of Bucks PA GO, 5.00%, 06/01/20	500	508,055
County of Butler PA GO, 5.00%, 07/15/20	150	153,093
County of Chester PA GO, 5.00%, 07/15/20	650	663,578
Delaware County Authority RB, 5.00%, 08/01/20	330	337,369
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/20	20	20,384
Pennsylvania Higher Educational Facilities Authority RB, Series AL, 5.00%, 06/15/20	50	50,868
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/20	235	239,068
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/20 (AGM)	25	25,559
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/20 (AGM)	245	251,208

		6,133,801

Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, 5.00%, 06/15/20	710	722,134
Rhode Island Health & Educational Building Corp. RB 5.00%, 09/01/20	350	359,198
Series A, 4.50%, 09/01/20	210	214,828

Security	Par (000)	Value

Rhode Island (continued)
State of Rhode Island GO 5.00%, 08/01/20	$450	$460,102
Series D, 5.00%, 08/01/20	210	214,715
Series SE, 5.00%, 08/01/20	100	102,245

		2,073,222

South Carolina — 0.6%
State of South Carolina GO
Series A, 5.00%, 06/01/20	150	152,417
Series A, 5.00%, 07/01/20 (SAW)	140	142,713
Series A, 5.00%, 08/01/20 (SAW)	1,500	1,533,945
Series F, 5.00%, 06/01/20 (SAW)	90	91,450

		1,920,525

Tennessee — 1.6%
City of Memphis TN GO, Series D, 4.00%, 07/01/20	50	50,718
County of Blount TN GO, 4.00%, 06/01/20	265	268,164
County of Knox TN GO, 5.00%, 06/01/20	225	228,625
County of Sumner TN GO, 5.00%, 06/01/20	145	147,323
Metropolitan Government of Nashville & Davidson County Sports Authority RB, Series A, 5.00%, 07/01/20	50	50,957
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/20	1,175	1,197,654
Series A, 4.00%, 07/01/20	195	197,800
Series A, 5.00%, 07/01/20	240	244,627
Series C, 5.00%, 07/01/20	75	76,446
Series D, 4.00%, 07/01/20	410	415,888
Series D, 5.00%, 07/01/20	355	361,844
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB 5.00%, 07/01/20	235	239,437
Series A, 4.00%, 07/01/20	125	126,776
State of Tennessee GO
Series A, 5.00%, 08/01/20	1,670	1,707,976
Series A, 5.00%, 09/01/20	40	41,040
Series B, 5.00%, 08/01/20	200	204,548

		5,559,823

Texas — 8.5%
Austin Community College District GOL, 5.00%, 08/01/20	285	291,364
Austin Independent School District GO 5.00%, 08/01/20 (PSF)	150	153,377
Series A, 4.50%, 08/01/20 (PSF)	220	224,321
Series A, 5.00%, 08/01/20 (PSF)	350	357,878
Series B, 5.00%, 08/01/20	100	102,263
Central Texas Turnpike System RB 0.00%, 08/15/20 (ETM) (AMBAC)(a)	15	14,891
Series A, 0.00%, 08/15/20 (AMBAC)(a)	230	228,142
City of Arlington TX GOL, 5.00%, 08/15/20	90	92,173
City of Austin TX GOL 5.00%, 09/01/20	695	712,980
Series A, 4.00%, 09/01/20	230	234,441
Series A, 4.50%, 09/01/20	145	148,276
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20	35	35,894
Series A, 5.00%, 09/01/20 (AGM)	50	51,260
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/20	100	102,500
City of Corpus Christi TX Utility System Revenue RB, 4.50%, 07/15/20	95	96,682

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of El Paso TX GOL, Series A, 5.00%, 08/15/20	$190	$194,408
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/20	100	101,928
Series D, 5.00%, 07/01/20	150	152,885
Subseries B, 5.00%, 07/01/20	100	101,923
City of Houston TX Hotel Occupancy Tax & Special Revenue RB, 5.00%, 09/01/20	150	153,690
City of Irving TX Waterworks & Sewer System Revenue RB, 4.50%, 08/15/20	360	367,409
City of Plano TX GOL 4.00%, 09/01/20	250	254,827
Series 2013, 5.00%, 09/01/20	875	897,636
City of Round Rock TX GOL, 4.00%, 08/15/20	85	86,531
City of San Antonio TX GOL, 5.00%, 08/01/20	720	736,250
County of Bexar TX GOL, 5.00%, 06/15/20	200	203,500
County of Denton TX GOL, 5.00%, 07/15/20	180	183,683
County of Harris TX RB, Series B, 5.00%, 08/15/20	380	389,078
Dallas Independent School District GO, 5.00%, 08/15/20 (PSF)	200	204,828
Del Mar College District GOL, 5.00%, 08/15/20	20	20,474
Denton Independent School District GO, Series C, 5.00%, 08/15/20 (PSF)	195	199,684
Eanes Independent School District GO, 5.00%, 08/01/20 (PSF)	335	342,541
El Paso Independent School District GO, 5.00%, 08/15/20 (PSF)	5	5,120
Fort Bend Independent School District GO 5.00%, 08/15/20 (PSF)	360	368,690
Series A, 4.00%, 08/15/20 (PSF)	150	152,702
Frisco Independent School District GO
Series A, 4.50%, 08/15/20 (PSF)	75	76,571
Series B, 5.00%, 08/15/20 (PSF)	75	76,802
Grapevine-Colleyville Independent School District GO 5.00%, 08/15/20 (PSF)	110	112,642
Series A, 5.00%, 08/15/20	225	230,432
Series B, 4.00%, 08/15/20	125	127,251
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/20	125	127,986
Hays Consolidated Independent School District GO, 5.00%, 08/15/20 (PSF)	125	128,003
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/20 (PSF)	165	168,964
Laredo Independent School District GO, 5.00%, 08/01/20 (PSF)	160	163,602
Leander Independent School District GO 0.00%, 08/15/20 (PSF)(a)	200	198,494
4.00%, 08/15/20 (PSF)	160	162,862
Series A, 0.00%, 08/15/20 (PSF)(a)	1,050	1,042,093
Series D, 0.00%, 08/15/20 (PSF)(a)	290	287,816
Lewisville Independent School District GO 0.00%, 08/15/20 (PSF)(a)	20	19,853
5.00%, 08/15/20 (PSF)	200	204,804
5.00%, 08/15/23 (PR 08/15/20) (PSF)	250	255,925
Series A, 4.00%, 08/15/20 (PSF)	15	15,268
Series A, 5.00%, 08/15/20 (PSF)	995	1,018,900
Series B, 4.00%, 08/15/20	1,105	1,124,901
Lone Star College System GOL 5.00%, 08/15/20	345	353,328
Series A, 5.00%, 08/15/20	570	583,760

Security	Par (000)	Value

Texas (continued)
Mesquite Independent School District GO
Series B, 4.00%, 08/15/20 (PSF)	$200	$203,578
Series B, 5.00%, 08/15/20 (PSF)	20	20,480
Series E, 5.00%, 08/15/20 (PSF)	125	128,003
Metropolitan Transit Authority of Harris County RB, Series A, 5.00%, 08/15/20	200	204,790
North East Independent School District/TX GO, 5.00%, 08/01/20 (PSF)	75	76,688
North Texas Municipal Water District RB, 5.00%, 06/01/20	1,495	1,519,084
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/20	80	81,545
5.00%, 09/01/20	890	913,024
5.25%, 09/01/20	240	246,605
Northside Independent School District GO, 4.00%, 08/15/20 (PSF)	150	152,702
Permanent University Fund — Texas A&M University System RB 4.00%, 07/01/20	200	202,872
Series A, 5.00%, 07/01/20	465	473,965
Permanent University Fund — University of Texas System RB, Series B, 5.00%, 07/01/20	655	667,693
Round Rock Independent School District GO 5.00%, 08/01/20	900	920,367
5.00%, 08/01/20 (PSF)	340	347,653
Socorro Independent School District GO 4.00%, 08/15/20 (PSF)	150	152,684
Series A, 5.00%, 08/15/20 (PSF)	160	163,843
Spring Independent School District GO 5.00%, 08/15/20 (BAM)	40	40,961
5.00%, 08/15/20 (PSF)	1,755	1,797,155
State of Texas GO 5.00%, 08/01/20	300	306,820
Series B, 5.00%, 08/01/20	195	199,446
Series C-1, 5.00%, 08/01/20	610	623,908
State of Texas GOL, 5.00%, 08/01/20	1,000	1,022,800
Tarrant Regional Water District RB, 5.00%, 09/01/20	130	133,363
Texas City Independent School District/TX GO, 3.00%, 08/15/20 (PSF)	100	101,176
Texas Municipal Power Agency RB, 5.00%, 09/01/20	200	204,946
Texas Tech University RB, Series A, 5.00%, 08/15/20	215	220,070
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/20	250	255,582
University of Texas System (The) RB 5.00%, 08/15/20	75	76,806
Series A, 4.00%, 08/15/20	510	519,154
Series A, 5.00%, 08/15/20	830	849,986
Series B, 3.00%, 08/15/20	50	50,591
Series B, 5.00%, 08/15/20	1,215	1,244,257
Series D, 5.00%, 08/15/20	380	389,150
Series E, 5.00%, 08/15/20	100	102,408
Ysleta Independent School District GO, Series A, 5.00%, 08/15/20 (PSF)	90	92,162

		29,150,803

Utah — 1.1%
Cache County School District GO, 5.00%, 06/15/20 (GTD)	125	127,221
Davis School District GO
Series A, 4.00%, 06/01/20 (GTD)	40	40,486
Series B, 5.00%, 06/01/20 (GTD)	165	167,678
Intermountain Power Agency RB, 5.00%, 07/01/20	75	76,446
Jordan School District GO, 5.00%, 06/15/20 (GTD)	720	732,794

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
State of Utah GO 5.00%, 07/01/20	$250	$254,895
Series A, 5.00%, 07/01/20	1,235	1,259,181
University of Utah (The) RB
Series 2014B, 5.00%, 08/01/20	150	153,350
Series A, 5.00%, 08/01/20 (SAP)	110	112,456
Utah Transit Authority RB
Series 2015A, 5.00%, 06/15/20	210	213,723
Series C, 5.25%, 06/15/20 (AGM)	140	142,638
Wasatch County School District Board of Education/Heber City GO, 5.00%, 06/01/20 (GTD)	325	330,275

		3,611,143

Vermont — 0.1%
State of Vermont GO
Series C, 4.00%, 08/15/20	150	152,721
Series F, 5.00%, 08/15/20	30	30,728

		183,449

Virginia — 3.8%
City of Alexandria VA GO 5.00%, 07/15/20 (SAW)	100	102,111
Series A, 4.50%, 06/15/20 (SAW)	100	101,558
Series B, 5.00%, 06/15/20 (SAW)	125	127,227
City of Chesapeake VA GO, Series A, 5.00%, 08/01/20	500	511,430
City of Newport News VA GO
Series A, 5.00%, 07/01/20	200	203,916
Series A, 5.00%, 07/15/20 (SAW)	65	66,372
City of Richmond VA GO
Series B, 5.00%, 07/15/20	250	255,250
Series B, 5.00%, 07/15/20 (SAW)	50	51,050
Series C, 4.00%, 07/15/20 (SAW)	55	55,864
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/20	255	259,151
Series A-1, 4.00%, 06/01/20	90	91,097
Series B, 5.00%, 06/01/20	50	50,814
County of Arlington VA GO 5.00%, 08/15/20	750	768,292
Series C, 5.00%, 08/15/20	500	512,195
Series C, 5.00%, 08/15/20 (SAW)	70	71,707
County of Henrico VA GO 5.00%, 07/15/20	300	306,333
5.00%, 08/01/20	1,080	1,104,689
Series A, 4.00%, 08/01/20	130	132,226
County of Prince William VA GO 5.00%, 08/01/20 (SAW)	115	117,629
Series A, 4.00%, 08/01/20	180	183,082
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/20	150	152,922
Northern Virginia Transportation Authority RB, 5.00%, 06/01/20	135	137,198
University of Virginia RB, 5.00%, 09/01/20	405	415,506
Virginia Beach Development Authority RB, Series C, 5.00%, 08/01/20	285	291,481
Virginia College Building Authority RB 5.00%, 09/01/20	50	51,297
Series 2, 5.00%, 09/01/20	245	251,355
Series 2012B, 5.00%, 09/01/20	210	215,447
Series A, 5.00%, 09/01/20	1,525	1,564,559
Virginia Public Building Authority RB Series A, 5.00%, 08/01/20	715	731,259

Security	Par (000)	Value

Virginia (continued)
Series B, 5.00%, 08/01/20	$820	$838,647
Series B-3, 4.00%, 08/01/20	410	416,970
Virginia Public School Authority RB 5.00%, 08/01/20	215	219,902
Series 2012A, 5.00%, 08/01/20 (SAW)	615	629,022
Series B, 5.00%, 08/01/20	2,000	2,045,600
Series C, 5.00%, 08/01/20 (SAW)	25	25,570
Series D, 4.00%, 08/01/20 (SAW)	120	122,047

		13,180,775

Washington — 5.8%
City of Seattle WA Drainage & Wastewater Revenue RB 4.00%, 07/01/20	85	86,221
5.00%, 09/01/20	455	466,712
City of Seattle WA GOL 5.00%, 09/01/20	100	102,594
Series A, 5.00%, 06/01/20	40	40,646
Series B, 5.00%, 08/01/20	725	741,450
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 07/01/20	50	50,969
5.00%, 09/01/20	530	543,711
Series A, 5.00%, 06/01/20	230	233,705
City of Seattle WA Water System Revenue RB 5.00%, 08/01/20	130	132,926
5.00%, 09/01/20	550	564,157
County of King WA GOL 5.00%, 07/01/20	155	158,019
Series A, 5.00%, 07/01/20	500	509,740
County of King WA Sewer Revenue RB 5.00%, 07/01/20	670	683,052
5.00%, 01/01/28 (PR 07/01/20)	150	152,937
5.00%, 01/01/30 (PR 07/01/20)	260	265,091
5.00%, 01/01/31 (PR 07/01/20)	500	509,790
Series B, 4.00%, 07/01/20	100	101,456
County of Pierce WA GOL, Series A, 5.00%, 07/01/20	80	81,558
Energy Northwest RB 4.00%, 07/01/20	80	81,149
5.00%, 07/01/20	450	458,676
Series A, 5.00%, 07/01/20	2,200	2,242,416
Pierce County School District No. 10 Tacoma GO, 4.00%, 06/01/20 (GTD)	65	65,776
Port of Seattle WA RB, 5.50%, 09/01/20 (NPFGC)	390	401,029
State of Washington COP 5.00%, 07/01/20	190	193,663
Series A, 5.00%, 07/01/20	380	387,326
Series B, 4.00%, 07/01/20	200	202,872
State of Washington GO 5.00%, 07/01/20	650	662,597
Series 03-C, 0.00%, 06/01/20 (NPFGC)(a)	140	139,250
Series 2011A, 5.00%, 08/01/23 (PR 08/01/20)	450	460,260
Series 2011A, 5.00%, 08/01/26 (PR 08/01/20)	75	76,710
Series 2011A, 5.00%, 08/01/30 (PR 08/01/20)	575	588,110
Series A, 5.00%, 08/01/20	100	102,263
Series B, 5.00%, 08/01/20	780	797,651
Series B-1, 5.00%, 08/01/20	295	301,676
Series C, 5.00%, 06/01/20	225	228,625
Series D, 5.00%, 07/01/20	105	107,035
Series R, 4.00%, 07/01/20	300	304,338
Series R, 5.00%, 07/01/20	310	316,008
Series R-2012C, 5.00%, 07/01/20	60	61,163
Series R-2013A, 5.00%, 07/01/20	370	377,171

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series R-2014A, 5.00%, 07/01/20	$270	$275,233
Series R-2014B, 5.00%, 07/01/20	275	280,329
Series R-2015, 5.00%, 07/01/20	445	453,624
Series R-2015-C, 5.00%, 07/01/20	640	652,403
Series R-2015E, 5.00%, 07/01/20	375	382,267
Series R-2016C, 5.00%, 07/01/20	75	76,454
Series R-2017A, 5.00%, 08/01/20	1,365	1,395,890
Series R-F, 5.00%, 07/01/20	150	152,907
State of Washington RB 5.00%, 07/01/20	70	71,364
Series C, 5.00%, 09/01/20	165	169,247
Series F, 5.00%, 09/01/20	935	959,067
University of Washington RB 5.00%, 07/01/20	185	188,576
Series A, 5.00%, 07/01/20	345	351,669
Series B, 5.00%, 06/01/20	150	152,411
Series C, 5.00%, 07/01/20	250	254,832

		19,796,771

West Virginia — 0.6%
State of West Virginia GO 4.00%, 06/01/20	200	202,362
Series A, 4.00%, 06/01/20	250	252,952
Series A, 5.00%, 06/01/20	555	563,824
West Virginia Commissioner of Highways RB 5.00%, 09/01/20	200	205,068
Series A, 5.00%, 09/01/20 (ETM)	375	384,525
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/20	95	96,813
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/20	305	310,850

		2,016,394

Wisconsin — 2.0%
City of Milwaukee WI Sewerage System Revenue RB
Series S1, 5.00%, 06/01/20	120	121,892
Series S7, 5.00%, 06/01/20	525	533,174
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB Series 1, 4.00%, 06/01/20 (ETM)	100	101,198

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 1, 5.00%, 06/01/20 (ETM)	$2,215	$2,250,130
Series 2, 5.00%, 06/01/20 (ETM)	295	299,706
Series 4, 5.00%, 06/01/20 (ETM)	340	345,392
State of Wisconsin COP, 5.00%, 09/01/20	175	179,480
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/20	100	101,619
Wisconsin Department of Transportation RB
Series 1, 3.50%, 07/01/20	15	15,179
Series 1, 5.00%, 07/01/20	495	504,569
Series 2, 5.00%, 07/01/20	565	575,922
Series A, 5.00%, 07/01/20	195	198,769
Series A, 5.00%, 07/01/20 (AGM)	1,075	1,095,780
Series I, 5.00%, 07/01/20 (NPFGC)	170	173,286
WPPI Energy RB, Series A, 5.00%, 07/01/20	340	346,368

		6,842,464

Total Municipal Debt Obligations — 98.3% (Cost: $336,596,507)		337,273,362

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.37%(d)(e)	421	421,301

Total Short-Term Investments — 0.1% (Cost: $421,312)		421,301

Total Investments in Securities — 98.4% (Cost: $337,017,819)		337,694,663

Other Assets, Less Liabilities — 1.6%		5,643,479

Net Assets — 100.0%		$343,338,142

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19 (000)	Net Activity (000)	Shares Held at 12/31/19 (000)	Value at 12/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	1,205	(784)	421	$421,301	$6,572	$543	$(115)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$337,273,362	$—	$337,273,362
Money Market Funds	421,301	—	—	421,301

	$421,301	$337,273,362	$—	$337,694,663

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SGI	Syncora Guarantee Inc.

ST	Special Tax

TA	Tax Allocation